                                                OMB Number: 3235-0578
                                                Expires: February 28, 2006
                                                Estimated average burden
                                                hours  per response........20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8494
                              LEADER Mutual Funds
               (Exact name of registrant as specified in charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-8006
              (Address of principal executive offices) (Zip code)

        BISYS Fund Services 3435 Stelzer Road, Columbus, Ohio 43219-8006
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

LEADER GROWTH EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
NOVEMBER 30, 2004
(UNAUDITED)

SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------       ----------
COMMON STOCKS - 89.4%
AEROSPACE - 2.5%
United Technologies Corp.                   10,000       $  975,800
                                                         ----------
COMPUTER SOFTWARE - 7.2%
Adobe Systems, Inc.                         15,000          908,400
Citrix Systems, Inc. *                      20,000          472,200
Electronic Arts, Inc. *                     10,000          489,000
Microsoft Corp.                             36,600          981,246
                                                         ----------
                                                          2,850,846
                                                         ----------
COMPUTERS & BUSINESS EQUIPMENT - 9.7%
Cisco Systems, Inc. *                       50,000          935,500
EMC Corp. *                                 80,000        1,073,600
Network Appliance, Inc. *                   60,000        1,809,600
                                                         ----------
                                                          3,818,700
                                                         ----------
COSMETICS & TOILETRIES - 2.1%
Procter & Gamble Co.                        15,400          823,592
                                                         ----------
DIVERSIFIED OPERATIONS - 3.6%
General Electric Co.                        40,000        1,414,400
                                                         ----------
DRUGS & HEALTHCARE - 9.9%
Abbott Laboratories                         10,700          448,972
Caremark Rx, Inc. *                         11,610          415,174
Genzyme Corp. *                             20,000        1,120,200
Gilead Sciences, Inc. *                     30,000        1,033,800
Invitrogen Corp. *                          15,000          907,500
                                                         ----------
                                                          3,925,646
                                                         ----------
E-COMMERCE & SERVICES - 4.3%
eBay, Inc. *                                15,000        1,686,750
                                                         ----------
FINANCE & BANKING - 3.7%
American Express Co.                        10,000          557,100
Bank of America Corp.                       20,000          925,400
                                                         ----------
                                                          1,482,500
                                                         ----------
MEDICAL INSTRUMENTS - 12.4%
Boston Scientific Corp. *                   35,000        1,218,350
Guidant Corp.                                5,000          324,150
Medtronic, Inc.                             12,700          610,235
St. Jude Medical, Inc. *                    34,000        1,296,760
Zimmer Holdings, Inc. *                     18,000        1,468,800
                                                         ----------
                                                          4,918,295
                                                         ----------
MINING - 1.2%
Newmont Mining Corp.                        10,000          473,500
                                                         ----------
OIL & GAS - 12.5%
Apache Corp.                                10,000          540,600
Burlington Resources, Inc.                  25,000        1,160,250
ChevronTexaco Corp.                         20,000        1,092,000
ConocoPhillips                              10,000          909,900
GlobalSantaFe Corp.                         20,000          628,000
Schlumberger Ltd.                           10,000          656,300
                                                         ----------
                                                          4,987,050
                                                         ----------
RETAIL - 4.5%
Bed Bath & Beyond, Inc. *                   10,000          399,280
Lowe's Companies, Inc.                      16,000          885,280
Wal-Mart Stores, Inc.                        9,600          499,776
                                                         ----------
                                                          1,784,336
                                                         ----------
SEMICONDUCTORS - 6.6%

Applied Materials, Inc. *                                                               60,000           998,400
Intel Corp.                                                                             20,000           447,000
KLA-Tencor Corp. *                                                                      10,000           450,600
Texas Instruments, Inc.                                                                 30,000           725,400
                                                                                                     -----------
                                                                                                       2,621,400
                                                                                                     -----------
STEEL - 2.7%
Nucor Corp.                                                                             20,000         1,058,000
                                                                                                     -----------
TELECOMMUNICATIONS - 3.9%
Nextel Communications, Inc., Class A *                                                  10,000           284,600
QUALCOMM, Inc.                                                                          30,000         1,248,600
                                                                                                     -----------
                                                                                                       1,533,200
                                                                                                     -----------
UTILITIES - 2.6%
Duke Energy Corp.                                                                       40,000         1,011,200
                                                                                                     -----------
TOTAL COMMON STOCKS - (Cost $28,935,663)                                                              35,365,215
                                                                                                     -----------
SHORT TERM INVESTMENTS - 10.1%
MUTUAL FUNDS - 10.1%
Fifth Third Government Money Market, Institutional Class                             1,992,110         1,992,110
Pacific Capital U.S. Government Securities Cash Assets Trust, Original Class         1,992,110         1,992,110
                                                                                                     -----------
TOTAL SHORT TERM INVESTMENTS - (Cost $3,984,220)                                                       3,984,220
                                                                                                     -----------
TOTAL INVESTMENTS - (Cost $32,919,883) (a) - 99.5%                                                    39,349,435
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                                             214,603
                                                                                                     -----------
NET ASSETS - 100.0%                                                                                  $39,564,038
                                                                                                     ===========

------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..........................     $  7,090,916
Unrealized depreciation..........................         (661,364)
                                                      ------------
Net unrealized appreciation......................     $  6,429,552
                                                      ============

*     Represents non-income producing securities.

LEADER GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
NOVEMBER 30, 2004
(UNAUDITED)

SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        -------       ----------
COMMON STOCKS - 98.3%
AEROSPACE - 1.4%
United Technologies Corp.                    20,000       $ 1,951,600
                                                          -----------
BREWERY - 2.7%
Anheuser-Busch Companies, Inc.               75,000         3,756,750
                                                          -----------
CHEMICALS - 2.7%
Dow Chemical Co.                             75,000         3,785,250
                                                          -----------
COMPUTER SOFTWARE - 2.8%
Microsoft Corp.                             150,000         4,021,500
                                                          -----------
COMPUTERS & BUSINESS EQUIPMENT - 6.8%
Cisco Systems, Inc. *                       160,000         2,993,600
Dell, Inc. *                                 85,000         3,444,200
EMC Corp. *                                 165,000         2,214,300
Sun Microsystems, Inc. *                    180,000           999,000
                                                          -----------
                                                            9,651,100
                                                          -----------
COSMETICS & TOILETRIES - 3.0%
Kimberly-Clark Corp.                         25,000         1,590,250
Procter & Gamble Co.                         49,000         2,620,520
                                                          -----------
                                                            4,210,770
                                                          -----------
DIVERSIFIED OPERATIONS - 4.4%
Danaher Corp.                                20,000         1,137,600
General Electric Co.                        125,000         4,420,000
Textron, Inc.                                10,000           726,200
                                                          -----------
                                                            6,283,800
                                                          -----------
DRUGS & HEALTHCARE - 6.6%
Bristol-Myers Squibb Co.                     80,000         1,880,000
Gilead Sciences, Inc. *                      70,000         2,412,200
Pfizer, Inc.                                181,000         5,026,370
                                                          -----------
                                                            9,318,570
                                                          -----------
FINANCE & BANKING - 15.7%
Bank of America Corp.                       102,212         4,729,349
Citigroup, Inc.                              48,333         2,162,902
J.P. Morgan Chase & Co.                     104,824         3,946,624
KeyCorp                                     100,000         3,329,000
Mellon Financial Corp.                       36,600         1,069,452
Wachovia Corp.                               98,530         5,098,927
Wells Fargo & Co.                            30,200         1,865,454
                                                          -----------
                                                           22,201,708
                                                          -----------
FOOD & BEVERAGES - 2.4%
ConAgra Foods, Inc.                         125,000         3,381,250
                                                          -----------
MEDICAL INSTRUMENTS - 6.4%
Johnson & Johnson                            60,000         3,619,200
Medtronic, Inc.                              55,152         2,650,054
Zimmer Holdings, Inc. *                      35,000         2,856,000
                                                          -----------
                                                            9,125,254
                                                          -----------
MINING - 1.2%
Newmont Mining Corp.                         35,000         1,657,250
                                                          -----------
OIL & GAS - 21.1%
BP PLC - ADR                                 42,200         2,588,970
Burlington Resources, Inc.                  100,000         4,641,000
ChevronTexaco Corp.                         100,000         5,460,000
ConocoPhillips                               35,344         3,215,951
Exxon Mobil Corp.                           115,000         5,893,749
Sunoco, Inc.                                 70,000         5,779,200

Valero Energy Corp.                                                                      46,322        2,167,406
                                                                                                    ------------
                                                                                                      29,746,276
                                                                                                    ------------
PAPER & RELATED PRODUCTS - 2.3%
Georgia-Pacific Corp.                                                                    90,000        3,294,900
                                                                                                    ------------
RAILROADS - 1.3%
Burlington Northern Santa Fe Corp.                                                       40,000        1,801,600
                                                                                                    ------------
RESTAURANTS - 0.6%
McDonald's Corp.                                                                         29,400          903,756
                                                                                                    ------------
RETAIL - 5.0%
Best Buy Company, Inc.                                                                   25,000        1,409,500
Lowe's Companies, Inc.                                                                   60,000        3,319,800
Wal-Mart Stores, Inc.                                                                    45,000        2,342,700
                                                                                                    ------------
                                                                                                       7,072,000
                                                                                                    ------------
SEMICONDUCTORS - 6.0%
Applied Materials, Inc. *                                                               200,000        3,328,000
Intel Corp.                                                                             125,000        2,793,750
Texas Instruments, Inc.                                                                  95,000        2,297,100
                                                                                                    ------------
                                                                                                       8,418,850
                                                                                                    ------------
TELECOMMUNICATIONS - 3.6%
Corning, Inc. *                                                                          70,000          880,600
Nextel Communications, Inc., Class A *                                                   50,000        1,423,000
Verizon Communications, Inc.                                                             35,990        1,483,868
Vodafone Group PLC - ADR                                                                 50,000        1,363,500
                                                                                                    ------------
                                                                                                       5,150,968
                                                                                                    ------------
UTILITIES - 2.3%
Southern Co.                                                                            100,000        3,279,000
                                                                                                    ------------
TOTAL COMMON STOCKS  - (Cost $91,665,608)                                                            139,012,152
                                                                                                    ------------
PREFERRED STOCKS - 0.5%
FINANCE & BANKING - 0.5%
Harris Preferred Capital, Series A, 7.375%                                               30,000          763,800
                                                                                                    ------------
TOTAL PREFERRED STOCKS - (Cost $750,000)                                                                 763,800
                                                                                                    ------------
SHORT TERM INVESTMENTS - 0.8%
MUTUAL FUND - 0.8%
Pacific Capital U.S. Government Securities Cash Assets Trust, Original Class          1,099,600        1,099,600
                                                                                                    ------------
TOTAL SHORT TERM INVESTMENTS - (Cost $1,099,600)                                                       1,099,600
                                                                                                    ------------
TOTAL INVESTMENTS - (Cost $93,515,208) (a) - 99.6%                                                   140,875,552
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                                             617,341
                                                                                                    ------------
NET ASSETS - 100.0%                                                                                 $141,492,893
                                                                                                    ============

------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..........................     $ 51,609,302
Unrealized depreciation..........................       (4,248,958)
                                                      ------------
Net unrealized appreciation......................     $ 47,360,344
                                                      ============

*     Represents non-income producing securities.

ADR - American Depository Receipt

LEADER BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
NOVEMBER 30, 2004
(UNAUDITED)

                                         SHARES OR
SECURITY DESCRIPTION                   PRINCIPAL AMOUNT      VALUE
--------------------                   ----------------   ----------
COMMON STOCKS - 60.5%
AEROSPACE - 1.8%
United Technologies Corp.                   10,000        $  975,800
                                                          ----------
AUTOMOBILES & TRUCKS - 1.4%
PACCAR, Inc.                                10,000           781,000
                                                          ----------
BREWERY - 1.4%
Anheuser-Busch Companies, Inc.              15,000           751,350
                                                          ----------
COMPUTER SOFTWARE - 1.9%
Microsoft Corp.                             40,000         1,072,400
                                                          ----------
COMPUTERS & BUSINESS EQUIPMENT- 0.7%
International Business Machines Corp.        4,000           376,960
                                                          ----------
COSMETICS & TOILETRIES - 1.0%
Procter & Gamble Co.                        10,000           534,800
                                                          ----------
DIVERSIFIED OPERATIONS - 3.4%
3M Co.                                      11,000           875,490
General Electric Co.                        17,000           601,120
Ingersoll-Rand Co., Class A                  2,400           178,608
Textron, Inc.                                3,000           217,860
                                                          ----------
                                                           1,873,078
                                                          ----------
DRUGS & HEALTHCARE - 5.3%
Bristol-Myers Squibb Co.                    35,000           822,500
Eli Lilly & Co.                             12,000           639,960
Gilead Sciences, Inc. *                     20,000           689,200
Pfizer, Inc.                                28,000           777,560
                                                          ----------
                                                           2,929,220
                                                          ----------
E-COMMERCE & SERVICES - 1.0%
eBay, Inc. *                                 5,000           562,250
                                                          ----------
FINANCE & BANKING - 10.8%
American Express Co.                        11,000           612,810
Bank of America Corp.                       25,106         1,161,655
Citigroup, Inc.                             12,000           537,000
J.P. Morgan Chase & Co.                      4,000           150,600
KeyCorp                                     15,000           499,350
Lehman Brothers Holdings, Inc.               6,000           502,680
Wachovia Corp.                              28,480         1,473,840
Wells Fargo & Co.                           17,000         1,050,090
                                                          ----------
                                                           5,988,025
                                                          ----------
FOOD & BEVERAGES - 2.4%
ConAgra Foods, Inc.                         25,000           676,250
PepsiCo, Inc.                               13,000           648,830
                                                          ----------
                                                           1,325,080
                                                          ----------
MACHINERY & EQUIPMENT - 0.5%
Caterpillar, Inc.                            3,000           274,650
                                                          ----------
MEDICAL INSTRUMENTS - 2.5%
Johnson & Johnson                           15,000           904,800
Medtronic, Inc.                             10,000           480,500
                                                          ----------
                                                           1,385,300
                                                          ----------
MINING - 6.8%

Alcoa, Inc.                                         26,000         883,480
Newmont Mining Corp.                                20,000         947,000
Phelps Dodge Corp.                                  20,000       1,942,600
                                                                ----------
                                                                 3,773,080
                                                                ----------
OIL & GAS - 13.5%

Burlington Resources, Inc.                          10,000         464,100
ChevronTexaco Corp.                                 20,000       1,092,000
ConocoPhillips                                      12,000       1,091,880
Devon Energy Corp.                                  18,000         745,560
Exxon Mobil Corp.                                   25,000       1,281,250
GlobalSantaFe Corp.                                 20,000         628,000
Schlumberger Ltd.                                    7,500         492,225
Sunoco, Inc.                                        20,000       1,651,199
                                                                ----------
                                                                 7,446,214
                                                                ----------

RETAIL - 2.7%

Lowe's Companies, Inc.                              20,000       1,106,600
Walgreen Co.                                        10,000         381,800
                                                                ----------
                                                                 1,488,400
                                                                ----------

SEMICONDUCTORS - 1.3%

Intel Corp.                                         32,000         715,200
                                                                ----------
TELECOMMUNICATIONS - 1.0%

Nokia Oyj - ADR                                     10,000         161,700
QUALCOMM, Inc.                                      10,000         416,200
                                                                ----------
                                                                   577,900

TOBACCO - 1.1%

UST, Inc.                                           14,000         616,420
                                                                ----------
TOTAL COMMON STOCKS - (Cost $28,703,092)                        33,447,127
                                                                ----------

CORPORATE BONDS - 12.0%
AEROSPACE - 0.9%

United Technologies Corp., 4.875%, 11/1/2006   $   500,000         514,791
                                                                ----------

COMPUTERS & BUSINESS EQUIPMENT - 0.9%

Hewlett-Packard Co., 5.50%, 7/1/2007               500,000         521,816
                                                                ----------
DRUGS & HEALTHCARE - 1.9%

Abbott Laboratories, 5.625%, 7/1/2006              500,000         518,212

Bristol-Myers Squibb Co., 4.75%, 10/1/2006         500,000         512,048
                                                                ----------
                                                                 1,030,260
                                                                ----------
FINANCE & BANKING - 3.8%

General Electric Capital Corp., 2.85%,             500,000         498,784
1/30/2006
Goldman Sachs Group, Inc., 4.125%,                 500,000         505,752
1/15/2008
Morgan Stanley, 6.10%, 4/15/2006                   500,000         519,385
National Rural Utilities Cooperative
Finance Corp., 3.00%, 2/15/2006                    500,000         499,010
                                                                ----------
                                                                 2,022,931
                                                                ----------

INSURANCE - 0.9%

Allstate Corp., 5.375%, 12/1/2006                  500,000         517,514
                                                                ----------
MINING - 0.9%

Alcoa, Inc., 4.25%, 8/15/2007                      500,000         508,391
                                                                ----------
OIL & GAS - 0.9%

ConocoPhillips, 4.75%, 10/15/2012                  500,000         504,313
                                                                ----------

RETAIL - 0.9%

Wal-Mart Stores, Inc., 4.375%, 7/12/2007                        500,000         511,397
                                                                            -----------

TELECOMMUNICATIONS - 0.9%

Verizon Global Funding Corp., 4.00%, 1/15/2008                  500,000         502,721
                                                                            -----------

TOTAL CORPORATE BONDS - (Cost $6,665,916)                                     6,634,134
                                                                            -----------

GOVERNMENT AND AGENCY BONDS - 9.5%
FANNIE MAE - 7.5%

2.343%, 7/22/2005(b)                                          1,000,000         983,366
3.125%, 7/15/2006                                             1,000,000       1,000,039
6.625%, 10/15/2007                                            1,000,000       1,085,446
6.00%, 5/15/2008                                              1,000,000       1,075,742
                                                                            -----------
                                                                              4,144,593
                                                                            -----------

FEDERAL HOME LOAN BANK - 2.0%

6.21%, 6/2/2009                                               1,000,000       1,096,892
                                                                            -----------
TOTAL GOVERNMENT AND AGENCY BONDS - (Cost $5,047,031)                         5,241,485
                                                                            -----------

U.S. TREASURY NOTES - 8.1%
U.S. TREASURY NOTES - 8.1%

1.50%, 7/31/2005                                              1,500,000       1,490,333
2.75%, 6/30/2006                                              1,000,000         997,773
3.125%, 5/15/2007                                             2,000,000       1,999,062
                                                                            -----------
TOTAL U.S. TREASURY NOTES - (Cost $4,499,819)                                 4,487,168
                                                                            -----------

SHORT TERM INVESTMENTS - 9.3%
MUTUAL FUNDS - 9.3%

Fifth Third Government Money Market,                          2,776,246       2,776,247
Institutional Class
Pacific Capital U.S. Government
Securities Cash Assets Trust, Original
Class                                                         2,346,637       2,346,637
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS - (Cost $5,122,884)                              5,122,884
                                                                            -----------

TOTAL INVESTMENTS - (Cost $50,038,742) (a) - 99.4%                           54,932,798
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                    326,422
                                                                            -----------
NET ASSETS - 100.0%                                                         $55,259,220
                                                                            ===========

------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..........................     $   6,460,271
Unrealized depreciation..........................        (1,566,215)
                                                      -------------
Net unrealized appreciation......................     $   4,894,056
                                                      =============

(b)   Discount Note. The rate disclosed represents effective yield at purchase.

*     Represents non-income producing securities.

ADR - American Depository Receipt

LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
NOVEMBER 30, 2004
(UNAUDITED)

                                               SHARES OR
SECURITY DESCRIPTION                        PRINCIPAL AMOUNT    VALUE
--------------------                        ----------------   ---------
MUNICIPAL BONDS - 97.4%
ALASKA - 2.6%

Anchorage, Alaska, General Obligation,
Series A, 5.625%, 9/1/2016, MBIA               $  350,000     $  396,946
                                                              ----------

ARKANSAS - 5.9%

Arkansas State Development Finance
Authority, Public Health Laboratory
Project Revenue, 4.00%, 12/1/2011,
AMBAC                                             250,000        259,268
Beaver Water District, Arkansas, Benton
& Washington Counties Water Revenue,
4.00%, 11/15/2009, AMBAC                          250,000        261,888
Rogers, Arkansas, Sales & Use Tax
Revenue, Series A, 4.25%, 9/1/2008, FGIC          350,000        371,108
                                                              ----------

COLORADO - 2.7%                                                  892,264
                                                              ----------

Denver, Colorado, City & County
Airport Revenue, Series E, 6.00%,
11/15/2011, MBIA                                  350,000        400,337
                                                              ----------

FLORIDA - 5.8%

Orange County, Florida, Water Utilities
Systems Revenue, 4.75%, 10/1/2014                 500,000        525,830
Palm Beach County, Florida, Solid
Waste Authority Revenue, Series A,
6.00%, 10/1/2009, AMBAC                           300,000        340,155
                                                              ----------

ILLINOIS - 9.4%                                                  865,985
                                                              ----------

Cook County, Illinois, Community
College District No. 508 Revenue, Series
C, 7.70%, 12/1/2007, MBIA                         750,000        863,722
Illinois Health Facilities Authority,
Advocate Network Health Care Revenue,
6.125%, 11/15/2022                                500,000        548,820
                                                              ----------

INDIANA - 4.5%                                                 1,412,542
                                                              ----------

Hamilton Southeastern, Indiana,
Consolidated School Building Corp.
Revenue, 4.871%, 7/1/2015(b), AMBAC               500,000        311,630

Indiana State Fair Commission,
Fairgrounds Revenue, 4.10%, 1/1/2013, AMBAC       350,000        359,443
                                                              ----------

KANSAS - 2.2%                                                    671,073
                                                              ----------

Kansas State Development Finance
Authority, Department of Commerce &
Housing Revenue, 5.00%, 6/1/2011,
MBIA                                              300,000        328,677
                                                              ----------

KENTUCKY - 5.8%

Kentucky State Property & Building
Commission, Project No. 68 Revenue,
5.75%, 10/1/2012                                500,000       569,840
Kentucky, Interlocal School
Transportation Association, Equipment
Lease Revenue, Series 2003, 3.125%,
3/1/2009                                        300,000       302,253
                                                              -------
                                                              872,093
                                                              -------

LOUISIANA - 1.8%

Louisiana Public Facilities Authority,
Pendleton Memorial Methodist Hospital
Revenue, 5.25%, 6/1/2017                        250,000       273,925
                                                              -------

MARYLAND - 3.8%

Maryland State, State & Local Facilities,
General Obligation, Series II, 5.50%,
7/15/2013                                       500,000       573,015
                                                              -------

MASSACHUSETTS - 4.0%

Massachusetts State Health &
Educational Facilities Authority Revenue,
Series M-2, 1.66%, 7/1/2031*, LOC
Fleet National Bank                             600,000       600,000
                                                              -------

MICHIGAN - 1.8%

Michigan Public Power Agency,
Combustion Turbine  Project No. 1
Revenue, Series A, 5.25%, 1/1/2012,
AMBAC                                           250,000       277,543
                                                              -------

MISSOURI - 2.2%

Missouri State Environmental
Improvement & Energy Resources
Authority, Water Pollution Revolving
Funds Program Revenue, Series B,
5.25%, 1/1/2011                                 300,000       332,493
                                                              -------

NEBRASKA - 5.7%

Omaha Public Power District, Nebraska
Electric Revenue, Series B, 6.15%,
2/1/2012                                        750,000       858,638
                                                              -------

NEVADA - 6.0%

Clark County, Nevada Highway
Improvement, Motor Vehicle Fuel Tax
Revenue, 5.125%, 7/1/2017, AMBAC                480,000       515,980
Washoe County, Nevada, General
Obligation, Series A, 5.50%, 11/1/2011,
FGIC                                            340,000       383,415
                                                              -------

NEW JERSEY - 2.2%                                             899,395
                                                              -------

North Jersey District Water Supply,
Wanaque South Project Revenue, Series
A, 5.00%, 7/1/2012, MBIA                        300,000       329,928
                                                              -------

NEW MEXICO - 1.5%

University of New Mexico, University
Revenue, Series A, 5.00%, 6/1/2010              200,000       218,534
                                                              -------
NORTH CAROLINA - 1.8%

North Carolina, Infrastructure Financial
Corp., Correctional Facilities Lease            250,000       273,223
                                                              -------

Revenue, 5.00%, 10/1/2011

OREGON - 3.6%

Salem-Keizer, Oregon, School District
No. 24J, General Obligation, 5.10%,
6/1/2012, FSA                                                500,000         536,820
                                                                         -----------

SOUTH DAKOTA - 5.9%

Heartland Consumers Power District,
South Dakota Electric Revenue, 6.375%,
1/1/2016                                                     555,000         642,834

South Dakota Housing Development
Authority, Homeownership Mortgage
Revenue, Series G, 3.45%, 5/1/2010                           250,000         248,408
                                                                         -----------

TENNESSEE - 1.0%                                                             891,242
                                                                         -----------

Jackson, Tennessee, Hospital Revenue,
5.50%, 4/1/2010, AMBAC                                       150,000         154,458
                                                                         -----------

TEXAS - 7.1%

Austin, Texas, Public Improvement,
General Obligation, 4.75%, 9/1/2014                          500,000         516,405
San Antonio, Texas, General Obligation,
Series A, 5.25%, 2/1/2010                                    500,000         548,634
                                                                         -----------

WASHINGTON - 10.1%                                                         1,065,039
                                                                         -----------

Seattle, Washington, Municipal Light &
Power Revenue, 5.00%, 3/1/2020, FSA                          250,000         261,010

Washington State Public Power Supply
System, Nuclear Project No. 1 Revenue,
Series B, 7.25%, 7/1/2009                                     25,000          28,038

Washington State Public Power Supply
System, Nuclear Project No. 2 Revenue,
Series A, 6.00%, 7/1/2007                                    350,000         380,114

Washington State, General Obligation,
Series B, 5.50%, 5/1/2009                                    750,000         829,522
                                                                         -----------
                                                                           1,498,684
                                                                         -----------
TOTAL MUNICIPAL BONDS  - (Cost $13,882,007)                               14,622,854
                                                                         -----------
SHORT TERM INVESTMENTS - 1.7%
MUTUAL FUND - 1.7%

Pacific Capital Tax-Free Cash Assets                         257,539         257,539
                                                                         -----------
Trust, Original Class
TOTAL SHORT TERM INVESTMENTS - (Cost $257,539)                               257,539
                                                                         -----------

TOTAL INVESTMENTS - (Cost $14,139,546) (a) - 99.1%                        14,880,393
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                                 142,485
                                                                         -----------
NET ASSETS - 100.0%                                                      $15,022,878
                                                                         ===========

------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..........................     $  744,278
Unrealized depreciation..........................         (3,431)
                                                      ----------
Net unrealized appreciation......................     $  740,847
                                                      ==========

(b)   Discount Note. The rate disclosed represents effective yield at purchase.

AMBAC - Insured by American Municipal Bond Assurance Corp.
FGIC - Insured by Financial Guaranty Insurance Co.
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by Municipal Bond Insurance Association

* Zero Coupon Bond. The rate presented is the rate in effect at November 30, 2004. The maturity date reflected is the final maturity date.

The Tax-Exempt Bond Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Bond Fund had the following concentrations at November 30, 2004 (as a percentage of total investments):

TAX-EXEMPT BOND FUND:

Airports & Flying Services                          2.69%
Air, Water, & Solid Waste                           2.29%
Colleges & Universities                             1.47%
Correctional Facilities                             1.84%
Electric Distributing Equipment                     5.77%
Electric Services                                   7.06%
Elementary & Secondary Education                    3.61%
Environmental Quality                               2.23%
Equipment Rental & Leasing                          2.03%
Facilities Support Services                         3.83%
General Obligation                                 33.38%
Health Services                                     7.72%
Hospitals                                           2.88%
Housing & Urban Development                         8.04%
Management Investment, Open-Ended                   1.73%
Other Revenue                                       2.49%
Regulation, Administration of Utilities             3.62%
Schools & Educational Services                      2.09%
State Infrastructure                                3.47%
Water Supply                                        1.76%

LEADER INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
NOVEMBER 30, 2004
(UNAUDITED)

                                                     SHARES OR
SECURITY DESCRIPTION                              PRINCIPAL AMOUNT       VALUE
--------------------                              ----------------     -----------
CORPORATE BONDS - 38.0%
AEROSPACE - 5.3%

Honeywell International, Inc., 7.50%, 3/1/2010       $ 3,000,000       $ 3,456,849

United Technologies Corp., 4.875%, 11/1/2006           2,000,000         2,059,164
                                                                       -----------
                                                                         5,516,013
                                                                       -----------

AUTOMOBILES & TRUCKS - 2.0%

General Motors Corp., 7.125%, 7/15/2013                2,000,000         2,022,188
                                                                       -----------
CHEMICALS - 2.0%

Chevron Phillips Chemical Co., 5.375%, 6/15/2007       2,000,000         2,068,338
                                                                       -----------
DRUGS & HEALTHCARE - 4.0%

Abbott Laboratories, 5.625%, 7/1/2006                  2,000,000         2,072,848

Bristol-Myers Squibb Co., 4.75%, 10/1/2006             2,000,000         2,048,190
                                                                       -----------

FINANCE & BANKING - 20.6%                                                4,121,038
                                                                       -----------

American General Finance Corp., 4.625%, 5/15/2009      3,000,000         3,043,680

Bank of America Corp., 7.80%, 2/15/2010                3,000,000         3,479,733

Ford Motor Credit Co., 7.00%, 10/1/2013                2,000,000         2,086,650

J.P. Morgan Chase & Co., 7.00%, 11/15/2009             2,000,000         2,227,456

Lehman Brothers Holdings, Inc., 8.25%, 6/15/2007       3,000,000         3,335,205


Morgan Stanley, 6.875%, 3/1/2007                       3,000,000         3,219,333

National Rural Utilities Cooperative
Finance Corp., 7.30%, 9/15/2006                        1,000,000         1,065,460

Northern Trust Co., 7.10%, 8/1/2009                    1,500,000         1,674,896

Wachovia Corp., 6.375%, 2/1/2009                       1,000,000         1,076,641
                                                                       -----------
                                                                        21,209,054
                                                                       -----------

INSURANCE - 2.0%

Allstate Corp., 5.375%, 12/1/2006                      2,000,000         2,070,056
                                                                       -----------
UTILITIES - 2.1%

BellSouth Capital Funding Corp., 7.75%, 2/15/2010      1,000,000         1,154,002

GTE North, Inc., 5.65%, 11/15/2008                     1,000,000         1,039,260
                                                                       -----------
                                                                         2,193,262
                                                                       -----------
TOTAL CORPORATE BONDS - (Cost $38,750,331)                              39,199,949
                                                                       -----------

GOVERNMENT AND AGENCY BONDS - 49.3%

FANNIE MAE - 6.8%

3.125%, 7/15/2006                                      3,000,000         3,000,117
2.375%, 2/15/2007                                      3,000,000         2,942,337

6.26%, 11/26/2012                                               1,000,000        1,112,835
                                                                              ------------
                                                                                 7,055,289
                                                                              ------------
FEDERAL FARM CREDIT BANK - 1.0%

4.15%, 4/7/2011                                                 1,000,000          981,058
                                                                              ------------
FEDERAL HOME LOAN BANK - 16.6%

4.50%, 2/15/2006                                                1,000,000        1,018,050
5.25%, 8/15/2006                                                1,000,000        1,034,896
4.875%, 11/15/2006                                              3,500,000        3,609,178
4.875%, 5/15/2007                                               3,000,000        3,105,012
7.325%, 5/30/2007                                               1,000,000        1,094,006
6.795%, 6/30/2009                                               1,000,000        1,122,842
7.375%, 2/12/2010                                               1,000,000        1,150,887
4.75%, 8/13/2010                                                3,000,000        3,079,935
4.80%, 5/5/2011                                                 1,000,000        1,000,189
4.00%, 3/30/2012                                                  800,000          775,334
                                                                              ------------
                                                                                16,990,329
                                                                              ------------
FREDDIE MAC - 10.3%

7.10%, 4/10/2007                                                2,000,000        2,171,030
7.14%, 12/15/2007                                               1,000,000        1,105,217
7.00%, 3/15/2010                                                1,000,000        1,137,341
6.135%, 2/15/2011                                               1,000,000        1,105,950
7.49%, 4/16/2012                                                1,000,000        1,098,417
5.25%, 11/5/2012                                                4,000,000        4,039,004
                                                                              ------------
                                                                                10,656,959
                                                                              ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 14.6%

5.00%, 1/15/2019                                                3,000,000        3,073,662
5.00%, 9/15/2019                                                2,975,688        3,048,753
5.50%, 9/15/2019                                                2,940,286        3,062,099
5.50%, 11/15/2019                                               2,683,028        2,794,183
5.50%, 11/18/2019                                               3,000,000        3,124,119
                                                                              ------------
                                                                                15,102,816
                                                                              ------------
TOTAL GOVERNMENT AND AGENCY BONDS - (Cost $49,420,516)                          50,786,451
                                                                              ------------

U.S. TREASURY NOTES - 11.5%
U.S. TREASURY NOTES - 11.5%

2.75%, 6/30/2006                                                3,000,000        2,993,319
3.125%, 5/15/2007                                               3,000,000        2,998,593
4.00%, 2/15/2014                                                3,000,000        2,925,000
4.25%, 8/15/2014                                                3,000,000        2,972,814
                                                                              ------------
TOTAL U.S. TREASURY NOTES - (Cost $12,056,230)                                  11,889,726
                                                                              ------------

SHORT TERM INVESTMENTS - 0.5%
MUTUAL FUND - 0.5%

Fifth Third Government Money Market,
Institutional Class                                               565,238          565,238
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS - (Cost $565,238)                                     565,238
                                                                              ------------

TOTAL INVESTMENTS - (Cost $100,792,315) (a) - 99.3%                            102,441,364
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                       769,777
                                                                              ------------
NET ASSETS - 100.0%                                                           $103,211,141
                                                                              ============

------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...........................     $  2,089,652
Unrealized depreciation...........................         (440,603)
                                                       ------------
Net unrealized appreciation.......................     $  1,649,049
                                                       ============

LEADER SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
NOVEMBER 30, 2004
(UNAUDITED)

                                                       SHARES OR
SECURITY DESCRIPTION                                 PRINCIPAL AMOUNT       VALUE
--------------------                                 ----------------    ----------
ASSET BACKED SECURITIES - 3.9%

Diversified Asset Securitization Holdings
 II, L.P., Series 1A, Class A1, 7.873%,
9/15/2035                                               $1,902,508       $1,974,861

First Consumers Master Trust, Series                       954,517          931,227
                                                                         ----------
2001-A, Class A, 2.483%, 9/15/2008*
TOTAL ASSET BACKED SECURITIES - (Cost $2,865,486)                         2,906,088
                                                                         ----------

COMMERCIAL MORTGAGE BACKED SECURITIES - 26.5%

ACLC Business Loan Receivables
Trust, Series 1999-1, Class A2,
6.94%, 8/15/2020(b)                                      1,000,000          994,878

Atherton Franchisee Loan Funding,
Series 1998-A, Class A2, 6.72%,
5/15/2020(b)                                             2,639,666        2,678,756

Atherton Franchisee Loan Funding,                        1,997,905        2,014,641
Series 1999-A, Class A2, 7.23%,
4/15/2012(b)

Bank of America Corp., Series 2001-3,
Class A1, 4.89%, 4/11/2037                               1,270,979        1,299,171

Bear Stearns Commercial Mortgage
Securities, Series 2001-TOP2, Class A1,
6.08%, 2/15/2035                                         2,432,782        2,554,056

Chase Commercial Mortgage Securities
Corp., Series 1997-1, Class E, 7.37%,
6/19/2029                                                  500,000          539,707

Commercial Mortgage Pass-Through
Certificates, Series 2001-J1A, Class
A1, 6.144%, 2/14/2034(b)                                   779,850          817,443

Heller Financial Commercial Mortgage
Assets Corp., Series 1999-PH1, Class A1,
6.50%, 5/15/2031                                         1,395,490        1,454,880

Lehman Brothers Floating Rate
Commercial Mortgage Trust, Series
2002-LLFA, Class L, 3.50%,
6/14/2017(b)*                                              700,000          685,171

Morgan Stanley Dean Witter Capital I,
Series 2001-280, Class A1, 6.148%,
2/3/2011(b)                                                714,709          753,508

Morgan Stanley Dean Witter Capital I,
Series 2003-IQ6, Class A1, 2.80%,
12/15/2041                                               1,931,512        1,904,998

Mortgage Capital Funding, Inc., Series
1998-MC2, Class A2, 6.423%,
6/18/2030                                                1,897,804        2,028,747

Peachtree Franchise Loan LLC, Series                     2,116,451        2,115,198
                                                                         ----------

1999-A, Class A1, 6.68%, 1/15/2021(b)
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES - (Cost $20,100,396)                        19,841,154
                                                                                        ----------

RESIDENTIAL MORTGAGE BACKED SECURITIES - 27.2%

Argent Net Interest Margin Trust, Series                                 1,000,000       1,000,000
2004-WN10, Class A, 4.212%,
11/25/2034(b)

Bank of America Mortgage Securities,                                     2,368,955       2,353,427
Series 2004-B, Class 2A2, 4.151%,
3/25/2034*

Countrywide Alternative Loan Trust,                                        866,882         880,752
Series 2004-15, Class 1A2, 5.024%,
9/25/2034

Countrywide Alternative Loan Trust,                                        963,776         965,222
Series 2004-15, Class 2A2, 5.313%,
9/25/2034

Empire Funding Home Loan Owner                                             255,361         263,416
Trust, Series 1999-1, Class M2, 9.00%,
5/25/2030

Fannie Mae, Series 2003-129, Class MB, 4.00%,                            1,500,000       1,496,565
12/25/2016

First Franklin Net Interest Margin Trust,                                  800,000         808,000
8.353%, 8/25/2034(b)*

GSR Mortgage Loan Trust, Series                                            965,412         971,416
2004-10F, Class 1A1, 4.50%, 8/25/2019

Harborview Mortgage Loan Trust, Series                                   1,794,697       1,773,906
 2004-4, Class 3A, 2.975%, 6/19/2034*

Harborview Mortgage Loan Trust, Series                                   2,391,303       2,386,481
 2004-6, Class 5A, 4.786%, 8/19/2034

Long Beach Mortgage Loan Trust,                                          2,000,000       1,934,993
Series 2001-1, Class M2, 3.14%,
4/21/2031*

Long Beach Mortgage Loan Trust,                                          2,000,000       1,966,654
Series 2001-2, Class M2, 3.131%,
7/25/2031*

Long Beach Mortgage Loan Trust,                                            750,000         737,506
Series 2001-4, Class M2, 3.831%,
3/25/2032*

NovaStar Net Interest Margin Trust,                                        658,388         654,845
Series 2004-N2, Class Note, 4.458%,
6/26/2034(b)

Oakwood Mortgage Investors, Inc.,                                          923,261         843,239
Series 2001-B, Class A2, 2.553%,
3/15/2018(b)*

Sharps SP I LLC Net Interest Margin                                        327,329         327,329
Trust, Series 2004-4N, Class Note,
6.65%, 6/25/2034(b)

Washington Mutual, Series 2003-AR10, Class A4, 4.075%, 10/25/2033        1,000,000         992,330
                                                                                        ----------

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES - (Cost $20,416,663)                       20,356,081
                                                                                        ----------


CORPORATE BONDS - 40.1%
AGRICULTURAL OPERATIONS - 1.4%

Cargill, Inc., 6.15%, 2/25/2008                    1,000,000       1,073,190
                                                                  ----------
AIRLINES - 0.4%

Southwest Airlines Co., 5.10%, 5/1/2006              283,885         289,430
                                                                  ----------
AUTOMOBILES & TRUCKS - 4.6%

DaimlerChrysler NA, 6.40%,                         1,000,000       1,042,057
5/15/2006

DaimlerChrysler NA, 7.375%,                        1,000,000       1,063,170
9/15/2006

General American Transportation,                   1,000,000       1,032,109
6.75%, 3/1/2006

General Motors Corp., 6.25%, 5/1/2005                300,000         303,308
                                                                  ----------
                                                                   3,440,644
                                                                  ----------

CRUISE LINES - 0.7%

Carnival Corp., 3.75%, 11/15/2007                    500,000         497,843
                                                                  ----------
DIVERSIFIED OPERATIONS - 2.0%

Cendant Corp., 6.875%, 8/15/2006                   1,400,000       1,477,088
                                                                  ----------
FINANCE & BANKING - 13.5%

Countrywide Capital I, 8.00%,                      1,000,000       1,041,097
12/15/2026

Countrywide Home Loans, Inc., 4.25%,               3,000,000       3,018,680
12/19/2007

Ford Motor Credit Co., 6.50%,                      1,000,000       1,040,564
1/25/2007

Ford Motor Credit Co., 7.20%,                      1,000,000       1,067,615
6/15/2007

General Motors Acceptance Corp.,                   1,000,000       1,028,869
6.125%, 9/15/2006

General Motors Acceptance Corp.,                   1,000,000       1,030,176
6.125%, 2/1/2007

International Lease Finance Corp.,                   700,000         725,634
5.70%, 7/3/2006

J.P. Morgan Chase & Co., 6.70%, 11/1/2007          1,000,000       1,080,552
                                                                  ----------

FOOD & BEVERAGES - 1.0%                                           10,033,187
                                                                  ----------

Coca-Cola Enterprises, Inc., 5.375%, 8/15/2006       750,000         775,160
                                                                  ----------

INSURANCE - 4.9%

Allstate Corp., 5.375%, 12/1/2006                    500,000         517,514
Mony Group, Inc., 7.45%, 12/15/2005                1,000,000       1,033,721
Phoenix Home Life Mutual, 6.95%,                     250,000         261,897
12/1/2006(b)

Prudential Insurance Co., 6.375%,                    800,000         843,057
7/23/2006(b)

Unitrin, Inc., 5.75%, 7/1/2007                     1,000,000       1,027,768
                                                                  ----------
                                                                   3,683,957
                                                                  ----------

MULTIMEDIA - 4.4%

Continental Cablevision, 8.875%,                   1,500,000       1,566,153
9/15/2005

Cox Enterprises, Inc., 4.375%,                     1,000,000         997,249

5/1/2008(b)

Walt Disney Co., 5.50%, 12/29/2006                            700,000         730,489
                                                                          -----------
                                                                            3,293,891
                                                                          -----------

OIL & GAS - 2.7%

Halliburton Co., 6.00%, 8/1/2006                            1,000,000       1,037,264
Ultramar Diamond Shamrock Corp.,  8.00%, 3/15/2005            950,000         963,573
                                                                          -----------

TELECOMMUNICATIONS - 1.4%                                                   2,000,837
                                                                          -----------

Sprint Capital Corp., 7.125%, 1/30/2006                     1,024,000       1,068,486
                                                                          -----------

UTILITIES - 3.1%

Georgia Power Co., 6.20%, 2/1/2006                            500,000         517,594
KeySpan Corp., 6.15%, 6/1/2006                                700,000         728,680
Progress Energy, Inc., 6.75%, 3/1/2006                      1,000,000       1,040,201
                                                                          -----------

                                                                            2,286,475
                                                                          -----------
TOTAL CORPORATE BONDS - (Cost $29,795,956)                                 29,920,188
                                                                          -----------

GOVERNMENT AND AGENCY BONDS - 1.3%
FREDDIE MAC - 1.3%

3.65%, 1/23/2008                                            1,000,000       1,002,968
                                                                          -----------
TOTAL GOVERNMENT AND AGENCY BONDS - (Cost $995,598)                         1,002,968
                                                                          -----------

SHORT TERM INVESTMENTS - 0.4%
MUTUAL FUND - 0.4%

Fifth Third Government Money Market, Institutional Class      318,738         318,738
                                                                          -----------
TOTAL SHORT TERM INVESTMENTS -(Cost $318,738)                                 318,738
                                                                          -----------

TOTAL INVESTMENTS (Cost $74,492,837) (a) - 99.4%                           74,345,217
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                  412,120
                                                                          -----------
NET ASSETS - 100.0%                                                       $74,757,337
                                                                          ===========

------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................    $  396,404
Unrealized depreciation............................      (544,024)
                                                       ----------
Net unrealized depreciation........................    $ (147,620)
                                                       ===========

(b) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

* Variable Rate Instruments. The rate presented is the rate in effect at November 30, 2004. The maturity date reflected is the final maturity date.

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
NOVEMBER 30, 2004
(UNAUDITED)

                                                                 SHARES OR
SECURITY DESCRIPTION                                          PRINCIPAL AMOUNT          VALUE
--------------------                                          ----------------       ----------
COMMERCIAL PAPER - 33.0%
FLORIDA (3.3%)

Florida Municipal Power, 1.84%,  1/6/2005                        $   700,000         $  700,000
                                                                                     ----------

ILLINOIS - 4.6%

Illinois-Alexian, 1.72%, 12/2/2004                                 1,000,000          1,000,000
                                                                                     ----------
KENTUCKY - 2.8%

Danville, Kentucky, 1.90%, 1/5/2005                                  600,000            600,000
                                                                                     ----------
LOUISIANA - 3.7%

Louisiana Public Facilities, 1.73%, 12/3/2004                        800,000            800,000
                                                                                     ----------

MISSISSIPPI - 4.2%

Claiborne County, Mississippi, 1.85%, 12/1/2004                      900,000            900,000
                                                                                     ----------

NEVADA - 3.7%

Las Vegas Water, 1.73%, 12/3/2004                                    800,000            800,000
                                                                                     ----------
TEXAS - 2.8%

Texas Public Finance, 1.82%, 1/10/2005                               600,000            600,000
                                                                                     ----------

VIRGINIA - 3.7%

Louisa, Virginia, 1.85%, 1/3/2005                                    800,000            800,000
                                                                                     ----------
WYOMING - 4.2%

Sweetwater County, Wyoming, 1.85%, 1/3/2005                          900,000            900,000
                                                                                     ----------

TOTAL COMMERCIAL PAPER - (Cost $7,100,000)                                            7,100,000
                                                                                     ----------

MUNICIPAL BONDS - 66.3%
ALASKA - 4.7%

Alaska State Housing Finance Corp.,
General Housing Revenue, Series B,
1.17%, 12/1/2023*, SPA Dexia Credit
Local, FSA                                                         1,000,000          1,000,000
                                                                                     ----------

ARIZONA - 4.2%

Mesa, Arizona Industrial Development
Authority, Discovery Health Systems
Revenue, Series B, 1.64%, 1/1/2029*,
SPA J.P. Morgan Chase Bank, MBIA                                     900,000            900,000
                                                                                     ----------

ARKANSAS - 4.7%

Arkansas State Development Finance
Authority, Waste Management of
Arkansas Project Revenue, 1.69%,
6/1/2028*, LOC Fleet National Bank                                 1,000,000          1,000,000
                                                                                     ----------

CALIFORNIA - 0.9%

Santa Clara County-El Camino,
California, Hospital Facilities Authority
Revenue, Series A, 1.61%, 8/1/2015*,                                 190,000            190,000
                                                                                     ----------

LOC State Street Bank & Trust Co.

COLORADO - 4.7%

Colorado Health Facilities Authority,
Sisters Charity Health System Revenue,
Series B, 1.23%, 12/1/2038*                   1,000,000       1,000,000
                                                              ---------

CONNECTICUT - 3.3%

Connecticut State Health & Educational
Facilities Authority, Summerwood
University Park Revenue, Series A,
1.65%, 7/1/2030*, LOC LaSalle Bank
N.A                                             700,000         700,000
                                                              ---------

FLORIDA - 4.7%

University of South Florida Foundation,
Inc., 1.63%, 1/1/2029*, LOC First Union
 National Bank                                1,000,000       1,000,000
                                                              ---------

ILLINOIS - 7.3%

Illinois Housing Development
Authority, Multi-Family, Brookdale
Village Apartments Revenue, 1.60%,
11/1/2033*, FHLMC                               600,000         600,000

Jackson & Union Counties, Illinois,
Regional Port District, Port Facilities
Revenue, 1.64%, 4/1/2024*, LOC First
Union National Bank                           1,000,000       1,000,000
                                                              ---------
                                                              1,600,000
                                                              ---------
KENTUCKY - 7.2%

Kentucky Housing Corp., Housing
Revenue, Series G, AMT, 1.69%,
7/1/2022*, SPA Kentucky Housing Corp.         1,000,000       1,000,000

Mayfield, Kentucky, Multi-City Lease
Revenue, 1.74%, 7/1/2026*, LOC Fifth
Third Bank                                      565,000         565,000
                                                              ---------
                                                              1,565,000
                                                              ---------

NEW YORK - 5.1%

New York State Dormitory Authority
Revenue, 1.65%, 7/1/2012*, LOC Allied
Irish Bank PLC                                  400,000         400,000

New York State Energy Research &
Development Authority, Pollution
Control Revenue, 1.08%, 3/15/2015*,
LOC Morgan Guaranty Trust                       700,000         700,517
                                                              ---------
                                                              1,100,517
                                                              ---------

NORTH DAKOTA - 1.6%

Fargo, North Dakota, Commercial
Development, Kelly Inns Project
Revenue, 1.83%, 11/1/2015*, LOC U.S.
Bank Trust N.A                                  345,000         345,000
                                                              ---------

SOUTH DAKOTA - 2.1%

Watertown, South Dakota, Industrial
Development, Ramkota, Inc. Project
Revenue, 1.83%, 8/1/2014*, LOC U.S.
Bank Trust N.A                                  455,000         455,000
                                                              ---------

VERMONT - 4.7%

Vermont, Industrial Development
Authority, Hydroelectric Revenue,
1.85%, 12/1/2013*, LOC Citizens Bank of       1,000,000       1,000,000
                                                              ---------

Massachussetts

WASHINGTON - 4.7%

Washington State Health Care Facilities
Authority, Empire Health Services
Revenue, 1.66%, 11/1/2023*, LOC U.S.
Bank N.A                                                   1,000,000       1,000,000
                                                                         -----------

WISCONSIN - 6.4%

Milwaukee, Wisconsin, Industrial
Development, 839 N. Jefferson Street
Project Revenue, Series A, 1.83%,
5/1/2010*, LOC Firstar Bank Milwaukee                        520,000         520,000

Wisconsin State Health & Educational
Facilities Authority, Ministry Health Care
 Revenue, Series B, 1.69%, 8/1/2029*, MBIA                   850,000         850,000
                                                                         -----------

                                                                           1,370,000
                                                                         -----------
TOTAL MUNICIPAL BONDS - (Cost $14,225,517)                                14,225,517
                                                                         -----------

SHORT TERM INVESTMENTS - 0.6%
MUTUAL FUND - 0.6%

Goldman Sachs Financial Square
Tax-Free Money Market Fund                                   136,024         136,024
                                                                         -----------
TOTAL SHORT TERM INVESTMENTS - (Cost $136,024)                               136,024
                                                                         -----------

TOTAL INVESTMENTS - (Cost $21,461,541) (a) - 99.9%                        21,461,541
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                  23,203
                                                                         -----------
NET ASSETS - 100.0%                                                      $21,484,744
                                                                         ===========

----------
(a)   Cost for federal income tax and financial reporting is the same.

* Variable Rate Instruments. The rate presented is the rate in effect at November 30, 2004. The maturity date reflected is the final maturity date.

AMT   - Alternative Minimum Tax.
FHLMC - Insured by Federal Home Loan Mortgage Company
FSA   - Insured by Financial Security Assurance
LOC   - Letter of Credit
MBIA  - Insured by Municipal Bond Insurance Association
SPA   - Standby Purchase Agreement

The Tax-Exempt Money Market Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Money Market Fund had the following concentrations at November 30, 2004 (as a percentage of total investments):

TAX-EXEMPT MONEY MARKET FUND:

Air, Water, & Solid Waste                      3.73%
Colleges & Universities                        7.92%
Economic Development                           9.53%
Educational Facilities                         6.76%
Electric Services                              3.26%
Environmental Quality                          8.39%
Facilities Support Services                    2.63%
Health Services                                9.32%
Hospitals                                      7.41%
Housing & Urban Development                   20.50%
Industrial Revenue                             6.78%
Investment Management, Open-Ended              0.63%
Other Revenue                                  2.42%
Regulation, Administration of Utilities       10.72%

LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
NOVEMBER 30, 2004
(UNAUDITED)

                                                                       SHARES OR
SECURITY DESCRIPTION                                                PRINCIPAL AMOUNT        VALUE
-------------------------------------------                         ----------------     -----------
COMMERCIAL PAPER - 5.9%
ENTERTAINMENT - 5.9%
Oakland-Alameda County Coliseum &
Arena, 1.91%, 12/2/2004                                                $10,500,000       $10,500,000
                                                                                         -----------
TOTAL COMMERCIAL PAPER - (Cost $10,500,000)                                               10,500,000
                                                                                         -----------

CORPORATE BONDS - 25.4%
COSMETICS & TOILETRIES - 1.6%
Procter & Gamble Co., 6.60%, 12/15/2004                                  2,859,000         2,864,468
                                                                                         -----------
FINANCE & BANKING - 10.6%

American Express Credit Co., 2.27%, 9/19/2006*                           7,000,000         7,014,903

Merrill Lynch & Company, Inc., 2.50%, 2/17/2006*                         5,000,000         5,024,838

Merrill Lynch & Company, Inc., 2.313%, 2/27/2007*                        2,000,000         2,000,835

Morgan Stanley, 2.23%, 3/27/2006*                                        5,000,000         5,009,045
                                                                                         -----------
                                                                                          19,049,621
                                                                                         -----------
INSURANCE - 4.9%
MetLife Inc., 3.911%, 5/15/2005                                          8,761,000         8,832,143
                                                                                         -----------
RESTAURANTS - 2.1%
McDonald's Corp., 4.15%, 2/15/2005                                       3,825,000         3,846,712
                                                                                         -----------
SOVEREIGN AGENCY - 4.0%
Province of Ontario, 4.20%, 6/30/2005                                    7,150,000         7,231,978
                                                                                         -----------

TRAFFIC MANAGEMENT SYSTEMS - 2.2%
Liliha Parking Company, LP, 2.70%, 8/1/2024*                             3,880,000         3,880,000
                                                                                         -----------

TOTAL CORPORATE BONDS - (Cost $45,704,922)                                                45,704,922
                                                                                         -----------

TAXABLE MUNICIPAL BONDS - 21.9%
COLORADO - 5.3%
Colorado Housing & Finance Authority,                                    3,000,000         3,000,000
Revenue, 2.06%, 5/1/2041*, SPA
Landesbank Hessen

Colorado Housing & Finance Authority,
Single Family Revenue, 2.06%, 11/1/2035*                                 6,600,000         6,600,000
                                                                                         -----------



HAWAII - 0.9%                                                                              9,600,000
                                                                                         -----------

St. Francis Healthcare Foundation,
Hawaii, Revenue, 2.70%, 8/1/2012*,
LOC First Hawaiian Bank

LOUISIANA - 1.9%                                                         1,625,000         1,625,000
                                                                                         -----------
Louisiana Public Facilities Authority,                                   3,400,000         3,400,000
                                                                                         -----------

Equipment Capital Facilities Revenue,
2.14%, 7/1/2018*, LOC Hibernia National
Bank

MASSACHUSETTS - 0.8%

Massachusetts State Housing Finance
Agency, Multi-Family Revenue, 2.08%,
5/15/2031*, FNMA                                                1,500,000        1,500,000
                                                                              ------------
NEVADA - 1.5%

Nevada Housing Division,
Multi-Family, Flamingo Apartment
Revenue, Series B, 2.16%,
10/1/2026(b)*, LOC Heller Financial, Inc.                       1,175,000        1,175,000

Nevada Housing Division,
Multi-Family, Fort Apache Apartment
Revenue, Series B, 2.16%,
10/1/2026(b)*, LOC Heller Financial, Inc.                       1,520,000        1,520,000
                                                                              ------------



NEW JERSEY - 4.5%                                                                2,695,000
                                                                              ------------

New Jersey Economic Development                                 8,000,000        8,000,000
                                                                              ------------
Authority, State Pension Funding
Revenue, 2.06%, 2/15/2029*, SPA Dexia
Credit Local, FSA

NEW YORK - 4.0%

New York State Thruway Authority,
Service Contract Revenue, Series B,
2.02%, 3/15/2005                                                3,100,000        3,102,080

New York State Urban Development
Corp., Personal Income Tax Revenue,
1.52%, 12/15/2004                                               4,055,000        4,055,000
                                                                              ------------

                                                                                 7,157,080
                                                                              ------------
UTAH - 3.0%

Utah Housing Corp., Single Family
Mortgage Revenue, Series A-2, 2.06%,
7/1/2033*, LOC Westdeutche
Landesbank                                                      5,305,000        5,305,000
                                                                              ------------
TOTAL TAXABLE MUNICIPAL BONDS - (Cost $39,282,080)                              39,282,080
                                                                              ------------

GOVERNMENT AND AGENCY BONDS - 42.9%
FANNIE MAE - 7.0%

1.875%, 12/15/2004                                              1,500,000        1,500,336
2.109%, 1/28/2005*                                              6,000,000        6,000,000
5.75%, 6/15/2005*                                               5,023,000        5,120,215
                                                                              ------------
                                                                                12,620,551
                                                                              ------------

FEDERAL FARM CREDIT BANK - 13.9%

3.875%, 12/15/2004                                              7,000,000        7,007,243
2.378%, 12/15/2005*                                             5,000,000        5,007,281
2.267%, 6/2/2006*                                               8,000,000        8,004,811
2.278%, 7/19/2006*                                              5,000,000        5,000,000
                                                                              ------------
                                                                                25,019,335
                                                                              ------------

FEDERAL HOME LOAN BANK - 22.0%

1.27%, 3/1/2005                                                 5,000,000        5,000,000
1.25%, 3/8/2005                                                 4,000,000        4,001,579
1.40%, 4/1/2005                                                 5,000,000        4,992,585
1.52%, 6/28/2005                                                8,000,000        7,962,176
1.50%, 7/8/2005                                                 3,500,000        3,489,614

2.448%, 12/30/2008*                                             7,000,000        7,000,000
2.838%, 6/25/2013*                                              7,000,000        7,000,000
                                                                              ------------
                                                                                39,445,954
                                                                              ------------
TOTAL GOVERNMENT AND AGENCY BONDS - (Cost $77,085,840)                          77,085,840
                                                                              ------------

SHORT TERM INVESTMENTS -3.5%
MUTUAL FUND - 3.5%

Fifth Third Government Money Market, Institutional Class        6,263,775        6,263,775
                                                                              ------------

TOTAL SHORT TERM INVESTMENTS - (Cost $6,263,775)                                 6,263,775
                                                                              ------------

TOTAL INVESTMENTS - (Cost $178,836,617) (a) - 99.6%                            178,836,617
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                       640,624
                                                                              ------------
NET ASSETS - 100.0%                                                           $179,477,241
                                                                              ============

----------

(a)   Cost for federal income tax and financial reporting is the same.

(b) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

* Variable Rate Instruments. The rate presented is the rate in effect at November 30, 2004. The maturity date reflected is the final maturity date.

FNMA  - Insured by Federal National Mortgage Association
FSA   - Insured by Financial Security Assurance
LOC   - Letter of Credit
SPA   - Standby Purchase Agreement

LEADER MUTUAL FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
(UNAUDITED)

Investment Valuation: Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is primarily traded, or at the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value. Investments in other open-ended investment companies are valued at net asset value as reported by those investment companies. Investments for which there are no such quotations available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Investments of the Tax-Exempt Money Market Fund and the Money Market Fund ("Money Market Funds") are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investment Transactions: Changes in holdings of portfolio securities for the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, and LEADER Short Term Bond Fund, shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Fund's daily Net Asset Value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Securities transactions for the Money Market Funds are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LEADER Mutual Funds

By (Signature and Title)* /s/ Adam S. Ness    Adam S. Ness, Treasurer

Date January 27, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Adam S. Ness     Adam S. Ness, Treasurer

Date January 27, 2005

By (Signature and Title)* /s/ R. Jeffrey Young     R. Jeffrey Young, President

Date January 27, 2005

* Print the name and title of each signing officer under his or her signature.